Income Taxes - Reconciliation of income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate	21.00%	0.00%
State taxes, net of federal expense	0.00%	0.00%
Loss on exchange of common stock for warrants	3.74%	0.00%
Fair value of common stock to be issued for contingent liability	15.81%	0.00%
Other permanent differences	(0.31%)	0.00%
Valuation allowance	(1.14%)	0.00%
Income tax provision expense/(benefit)	0.00%	0.00%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Statutory federal income tax rate	$ (2,052,583)
State taxes, net of federal expense	$ 0	$ 0
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]	country:CA	country:CA
Loss on exchange of common stock for warrants	$ 365,400
Fair value of common stock to be issued for contingent liability	1,545,600
Other permanent differences	30,686
Valuation allowance	$ 110,897